Foreign exchange fluctuations (net) (Tables)	12 Months Ended
Dec. 31, 2024
Foreign Exchange Fluctuations
Schedule of exchange differences

Thousand of Reais	2024	2023	2022

Revenue with Exchange Variations	121,821,934	104,400,557	170,221,459
Expenses with Exchange Variations	(120,334,255)	(103,335,390)	(169,675,569)
Total	1,487,679	1,065,167	545,890